December 12, 2024
VIA EDGAR
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549
RE:    Manager Directed Portfolios (the “Trust”)
Ladies and Gentlemen:
Transmitted herewith via EDGAR on behalf of the Trust, please find the Trust’s Registration Statement on Form N-14 relating to the reorganization of each of the Seven Canyons Strategic Global Fund and the Seven Canyons World Innovators Fund, each a series of ALPS Series Trust, into the Hood River International Opportunity Fund, a series of the Trust.
The Registration Statement is being filed pursuant to Rule 488 under the Securities Act of 1933, as amended.
If you have any questions concerning this filing, please do not hesitate to contact me at 414-287-9386.
Very truly yours,
GODFREY & KAHN, S.C.
/s/ Thomas A. Bausch
Thomas A. Bausch